UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $2,293,328 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    53360  1316580 SH       SOLE                  1316580        0        0
ALCOA INC                      PUT              013817951    50663  1250000 SH  PUT  SOLE                  1250000        0        0
AMERICAN STD COS INC DEL       COM              029712106   166264  2819000 SH       SOLE                  2819000        0        0
AMERICAN STD COS INC DEL       CALL             029712906   132705  2250000 SH  CALL SOLE                  2250000        0        0
AMERIPRISE FINL INC            COM              03076C106   176253  2772600 SH       SOLE                  2772600        0        0
BANK NEW YORK INC              COM              064057102    11938   288100 SH       SOLE                   288100        0        0
BANK NEW YORK INC              CALL             064057902   288008  6950000 SH  CALL SOLE                  6950000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    13285  2059724 SH       SOLE                  2059724        0        0
CITIGROUP INC                  COM              172967101    12822   250000 SH       SOLE                   250000        0        0
CVS CAREMARK CORPORATION       COM              126650100   167932  4607208 SH       SOLE                  4607208        0        0
DELUXE CORP                    COM              248019101    27716   682500 SH       SOLE                   682500        0        0
DOMTAR CORP                    PUT              257559954    22231  1992000 SH  PUT  SOLE                  1992000        0        0
DOMTAR CORP                    COM              257559104   134272 12031700 SH       SOLE                 12031700        0        0
DOMTAR CORP                    CALL             257559904   167400 15000000 SH  CALL SOLE                 15000000        0        0
DONNELLEY R R & SONS CO        COM              257867101    85804  1972074 SH       SOLE                  1972074        0        0
FREEDOM ACQUISITION HLDGS IN   UNIT 12/28/2011  35645F202     8303   582700 SH       SOLE                   582700        0        0
HOME DEPOT INC                 COM              437076102    79950  2031800 SH       SOLE                  2031800        0        0
INTL PAPER CO                  PUT              460146953    66385  1700000 SH  PUT  SOLE                  1700000        0        0
KBR INC                        COM              48242W106    61928  2361000 SH       SOLE                  2361000        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    66066  2034891 SH       SOLE                  2034891        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    12251   507300 SH       SOLE                   507300        0        0
OFFICE DEPOT INC               COM              676220106    24505   808776 SH       SOLE                   808776        0        0
R H DONNELLEY CORP             COM NEW          74955W307   173712  2292335 SH       SOLE                  2292335        0        0
RADIOSHACK CORP                PUT              750438953    66280  2000000 SH  PUT  SOLE                  2000000        0        0
RAIT FINANCIAL TRUST           COM              749227104    37926  1457600 SH       SOLE                  1457600        0        0
U STORE IT TR                  COM              91274F104    25022  1526700 SH       SOLE                  1526700        0        0
VIRGIN MEDIA INC               CALL             92769L901    24370  1000000 SH  CALL SOLE                  1000000        0        0
VIRGIN MEDIA INC               COM              92769L101   135977  5579724 SH       SOLE                  5579724        0        0